Consolidated Statements of Comprehencive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Operating expenses:
Amortization	$ 8,626	$ 5,016
Consulting fees	214,008	71,673
General and administrative	230,582	42,124
Mineral exploration costs	307,669	7,272
Professional fees	313,679	161,942
Regulatory	62,031	25,905
Rent	9,034	6,133
Salaries, wages and benefits	47,419	37,505
Share-based compensation	327,070
Operating expenses	(1,520,118)	(357,570)
Other items
Foreign exchange gain (loss)	2,404	(2,811)
Forgiveness of debt	13,858	255,493
Interest on notes payable	(118,144)	(105,766)
Net loss	(1,622,000)	(210,654)	[1]
Foreign currency translation	(62,433)	36,341
Comprehensive loss	$ (1,684,433)	$ (174,313)
Net loss per share – basic and diluted	$ (0.04)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted:	45,192,171	41,218,008

[1]	Restated for change in presentation currency (Notes 2(c) and 5)